Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Reinhart Mid Cap Private Market Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reinhart Mid Cap Private Market Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended May 31, 2014, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid capitalization (“mid cap”) companies.  The Fund considers a company to be a mid cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Value Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of May 31, 2014, they ranged from approximately $1.8 billion to $30.6 billion.  The Fund’s investment strategy utilizes the Adviser’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company.  This PMV becomes the “anchor” by which all decisions are framed within an emotional market.  The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV and typically sells investments when they reach, or are close to reaching the PMV, or due to a change in the fundamentals of the security.  In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages one stock at a time with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.

At the discretion of the Adviser, the Fund may invest up to 20% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.  The Fund pursues its investment objective regardless of market conditions and does not take defensive positions through raising cash.  Cash will fluctuate based upon the ratio of public prices to private values of securities, and defensive positioning of the Fund is made through stock selection and sector weightings.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Mid Cap Companies Risk.  Securities of mid cap companies may be more volatile and less liquid than the securities of large-cap companies.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Adviser Risk. The Adviser has limited experience managing a mutual fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for the year ended December 31, 2013. Figures shown in the bar chart are for the Fund’s Advisor Class Shares. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average return over time compared with a broad-based market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund's total return for the year ended December 31, 2013.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 774-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.reinhartfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 2013 13.05% Worst Quarter Q2 2013 2.42% Year-to-Date as of June 30, 2014 8.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.42%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of the Investor Class will vary from the after-tax returns shown above for the Advisor Class shares as a result of the Investor Class shares’ higher Rule 12b-1 fees and expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2013
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense (Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	1.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Annual Return 2013	rr_AnnualReturn2013	30.71%
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense (Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.52%
Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.58%

[1]	Reinhart Partners, Inc. (the "Adviser" or "Reinhart") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class and 1.10% of the average daily net assets of the Advisor Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through September 30, 2015.